Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,655,285,110.63	44,049		54.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$360,000,000.00	3.877%		September 15, 2027
Class A-2a Notes	$428,000,000.00	4.14%		April 15, 2029
Class A-2b Notes	$100,000,000.00	3.94539%	*	April 15, 2029
Class A-3 Notes	$528,000,000.00	4.39%		February 15, 2031
Class A-4 Notes	$84,000,000.00	4.47%		July 15, 2032
Class B Notes	$47,400,000.00	4.66%		July 15, 2032
Class C Notes	$31,560,000.00	0.00%		December 15, 2033
Total	$1,578,960,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,875,044.66

Principal:
Principal Collections	$35,832,511.04
Prepayments in Full	$18,217,926.35
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$54,050,437.39
Collections	$60,925,482.05

Purchase Amounts:
Purchase Amounts Related to Principal	$48,833.98
Purchase Amounts Related to Interest	$0.00
Sub Total	$48,833.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,974,316.03

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,974,316.03
Servicing Fee	$1,332,620.06	$1,332,620.06	$0.00	$0.00	$59,641,695.97
Interest - Class A-1 Notes	$1,073,178.05	$1,073,178.05	$0.00	$0.00	$58,568,517.92
Interest - Class A-2a Notes	$1,476,600.00	$1,476,600.00	$0.00	$0.00	$57,091,917.92
Interest - Class A-2b Notes	$361,660.75	$361,660.75	$0.00	$0.00	$56,730,257.17
Interest - Class A-3 Notes	$1,931,600.00	$1,931,600.00	$0.00	$0.00	$54,798,657.17
Interest - Class A-4 Notes	$312,900.00	$312,900.00	$0.00	$0.00	$54,485,757.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,485,757.17
Interest - Class B Notes	$184,070.00	$184,070.00	$0.00	$0.00	$54,301,687.17
Second Priority Principal Payment	$14,845,685.24	$14,845,685.24	$0.00	$0.00	$39,456,001.93
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,456,001.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,456,001.93
Regular Principal Payment	$287,124,830.05	$39,456,001.93	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$60,974,316.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$14,845,685.24
Regular Principal Payment					$39,456,001.93
Total					$54,301,687.17

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$54,301,687.17	$150.84	$1,073,178.05	$2.98	$55,374,865.22	$153.82
Class A-2a Notes	$0.00	$0.00	$1,476,600.00	$3.45	$1,476,600.00	$3.45
Class A-2b Notes	$0.00	$0.00	$361,660.75	$3.62	$361,660.75	$3.62
Class A-3 Notes	$0.00	$0.00	$1,931,600.00	$3.66	$1,931,600.00	$3.66
Class A-4 Notes	$0.00	$0.00	$312,900.00	$3.73	$312,900.00	$3.73
Class B Notes	$0.00	$0.00	$184,070.00	$3.88	$184,070.00	$3.88
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$54,301,687.17	$34.39	$5,340,008.80	$3.38	$59,641,695.97	$37.77

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$301,970,515.29	0.8388070	$247,668,828.12	0.6879690
Class A-2a Notes	$428,000,000.00	1.0000000	$428,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$528,000,000.00	1.0000000	$528,000,000.00	1.0000000
Class A-4 Notes	$84,000,000.00	1.0000000	$84,000,000.00	1.0000000
Class B Notes	$47,400,000.00	1.0000000	$47,400,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,520,930,515.29	0.9632483	$1,466,628,828.12	0.9288575

Pool Information
Weighted Average APR	5.072%	5.079%
Weighted Average Remaining Term	54.06	53.34
Number of Receivables Outstanding	43,277	42,039
Pool Balance	$1,599,144,076.55	$1,545,044,037.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,525,763,169.89	$1,474,524,830.05
Pool Factor	0.9660838	0.9334006

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,433.49
Yield Supplement Overcollateralization Amount	$70,519,207.48
Targeted Overcollateralization Amount	$102,098,675.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,415,209.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,433.49
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,433.49
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,433.49

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$767.65
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$767.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0006%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0006%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		91	$1,140.39
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$1,140.39
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0001%

Average Realized Loss for Receivables that have experienced a Realized Loss			$12.53
Average Net Loss for Receivables that have experienced a Realized Loss			$12.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	175	$7,760,216.48
61-90 Days Delinquent	0.04%	16	$689,251.70
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.55%	191	$8,449,468.18

Repossession Inventory:
Repossessed in the Current Collection Period		8	$489,086.88
Total Repossessed Inventory		8	$489,086.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0046%
Current Collection Period			0.0381%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0446%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	63	$3,174,605.06
2 Months Extended	85	$4,248,694.77
3+ Months Extended	20	$920,564.97

Total Receivables Extended	168	$8,343,864.80
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer